AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS
                    AMERICAN CENTURY INTERNATIONAL BOND FUNDS
                        AMERICAN CENTURY INVESTMENT TRUST
                    AMERICAN CENTURY GOVERNMENT INCOME TRUST

             SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION

                      SUPPLEMENT DATED FEBRUARY 2, 1998 TO

       American Century Quantitative Equity Funds dated September 2, 1997
         American Century International Bond Funds dated October 1, 1997 American Century Investment Trust dated July 1, 1997 as revised August 1, 1997
        American Century Government Income Trust dated September 2, 1997


PLEASE INSERT THE FOLLOWING PARAGRAPH ABOVE THE SECTION TITLED "TAXES"

MULTIPLE CLASS PERFORMANCE ADVERTISING

   Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.

PLEASE  DELETE THE  REFERENCES TO JAMES M. BENHAM AND JAMES E. STOWERS III UNDER
THE   HEADING   OF   TRUSTEES   AND    OFFICERS-TRUSTEES    OR   DIRECTORS   AND
OFFICERS-DIRECTORS AND INSERT THE FOLLOWING.

   *WILLIAM M. LYONS, Trustee/Director (1998). Mr. Lyons is President, Chief Operating Officer and General Counsel of ACC; Executive Vice President and General Counsel of ASC and ACIS; Assistant Secretary of ACC; and Secretary of ACS and ACIS.

   *JAMES E. STOWERS III, Chairman of the Board of Trustees/Director (1998) and Trustee/Director (1995). Mr. Stowers III is Chief Executive Officer and Director of ACC; Chief Executive Officer and Director of ACS and ACIS.

PLEASE DELETE THE PARAGRAPHS UNDER THE HEADING OF TRUSTEES AND OFFICERS-OFFICERS OR DIRECTORS AND OFFICERS-OFFICERS AND REPLACE WITH THE FOLLOWING.

   RICHARD W. INGRAM, President (1998); Executive Vice President and Director of Client Services and Treasury Administration, Funds Distributor, Inc. (FDI). Mr. Ingram joined FDI in 1995. Prior to joining FDI, Mr. Ingram served as Vice President and Division Manager of First Data Investor Services Group, Inc. (from March 1994 to November 1995) and before that as Vice President, Assistant Treasurer and Tax Director-Mutual Funds of The Boston Company, Inc. (from 1989 to 1994).

   *DOUGLAS A. PAUL, Secretary (1988), Vice President (1990), and General Counsel (1990); Vice President and Associate General Counsel, ACS.

   *MARYANNE ROEPKE, CPA, Treasurer (1995) and Vice President (1998); Vice President and Assistant Treasurer of ACS.

   CHRISTOPHER J. KELLEY, Vice President (1998); Vice President and Associate General Counsel of FDI. Mr. Kelley joined FDI in 1996. Prior to joining FDI, Mr. Kelley served as Assistant Counsel at Forum Financial Group (from April 1994 to July 1996) and before that as a compliance officer for Putnam Investments (from 1992 to 1994).

   MARY A. NELSON, Vice President (1998); Vice President and Manager of Treasury Services and Administration of FDI. Ms. Nelson joined FDI in 1995. Prior to joining FDI, Ms. Nelson served as Assistant Vice President and Client Manager for The Boston Company, Inc. (from 1989 to 1994).

   *JON ZINDEL, Tax Officer (1997); Director of Taxation (1996); Tax Manager, Price Waterhouse LLP (1989).

   *ROBERT J. LEACH, Controller (1996).

   *C. JEAN WADE, Controller, (1996).

   *MERELE A. MAY, Controller (1996).

PLEASE DELETE THE FIRST SENTENCE UNDER THE HEADING "DISTRIBUTION OF FUND SHARES" AND REPLACE WITH THE FOLLOWING.

   The Funds' shares are distributed by FDI, a registered broker-dealer.


                                                         [american century logo]
                                                                  American
                                                               Century(reg.sm)

                                                                 P.O. Box 419200
                                                           Kansas City, Missouri
                                                                      64141-6200
                                                  1-800-345-2021 or 816-531-5575

SH-SPL-11607 9802